Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Repo Operations	R$ 60,633,943	R$ 76,211,049	R$ 101,371,733
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	19,251,597	19,470,624	12,963,251
Associated to judiciary deposits and other guarantees	15,235,912	23,291,528	9,665,135
Total	R$ 95,121,452	R$ 118,973,201	R$ 124,000,119